Condensed financial information of the parent company - Statement of profit or loss (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Staff expenses	€ 6,725	€ 6,152	€ 5,941
Other expenses	4,839	5,047	5,251
Total expenses	12,084	13,060	11,708
Interest and other financial income	7,741	3,934	2,474
Interest and other financial expenses	(7,726)	(3,762)	(1,966)
Result before taxation	6,037	17,358	8,385
Taxation	1,662	5,130	2,306
Net result	4,374	12,228	6,079
Parent company
Condensed Balance Sheet Statements, Captions [Line Items]
Staff expenses	0	0	3
Other expenses	7	9	5
Total expenses	7	8	8
Interest and other financial income	2,003	1,466	1,148
Valuation results	0	(1)	0
Interest and other financial expenses	(1,828)	(1,450)	(1,143)
Net interest and other financial income	174	15	5
Result before taxation	167	7	(3)
Taxation	43	2	0
Net result	124	5	(3)
Result from (disposal of) group companies and participating interests after taxation	4,016	12,121	5,954
Net result	€ 4,140	€ 12,126	€ 5,951